Shareholder Report, Line Graph (Details) - USD ($)				1 Months Ended		2 Months Ended		3 Months Ended		4 Months Ended		5 Months Ended		6 Months Ended		7 Months Ended		8 Months Ended		9 Months Ended		10 Months Ended		11 Months Ended		12 Months Ended		13 Months Ended		14 Months Ended		15 Months Ended		16 Months Ended		17 Months Ended		18 Months Ended		19 Months Ended		20 Months Ended		21 Months Ended		22 Months Ended		23 Months Ended		24 Months Ended		25 Months Ended		26 Months Ended		27 Months Ended		28 Months Ended		29 Months Ended		30 Months Ended		31 Months Ended		32 Months Ended		33 Months Ended		34 Months Ended		35 Months Ended		36 Months Ended		37 Months Ended		38 Months Ended		39 Months Ended		40 Months Ended		41 Months Ended		42 Months Ended		43 Months Ended		44 Months Ended		45 Months Ended		46 Months Ended		47 Months Ended		48 Months Ended		49 Months Ended		50 Months Ended		51 Months Ended		52 Months Ended		53 Months Ended		54 Months Ended		55 Months Ended		56 Months Ended		57 Months Ended		58 Months Ended		59 Months Ended		60 Months Ended		61 Months Ended		62 Months Ended		63 Months Ended		64 Months Ended		65 Months Ended		66 Months Ended		67 Months Ended		68 Months Ended		69 Months Ended		70 Months Ended		71 Months Ended		72 Months Ended		73 Months Ended		74 Months Ended		75 Months Ended		76 Months Ended		77 Months Ended		78 Months Ended		79 Months Ended		80 Months Ended		81 Months Ended		82 Months Ended		83 Months Ended		84 Months Ended		85 Months Ended		86 Months Ended		87 Months Ended		88 Months Ended		89 Months Ended		90 Months Ended		91 Months Ended		92 Months Ended		93 Months Ended		94 Months Ended		95 Months Ended		96 Months Ended		97 Months Ended		98 Months Ended		99 Months Ended		100 Months Ended		101 Months Ended		102 Months Ended		103 Months Ended		104 Months Ended		105 Months Ended		106 Months Ended		107 Months Ended		108 Months Ended		109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
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Needham Growth Fund | Retail Class
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																																																																																																							Needham Growth Fund Retail Class
Accumulated Value			$ 10,000		$ 9,268		$ 9,575		$ 10,027		$ 10,000		$ 10,063		$ 10,088		$ 10,447		$ 10,532		$ 10,691		$ 10,271		$ 11,136		$ 11,057		$ 11,238		$ 11,381		$ 11,251		$ 11,315		$ 11,511		$ 11,503		$ 11,939		$ 11,822		$ 12,290		$ 12,306		$ 12,399		$ 11,977		$ 12,525		$ 11,944		$ 11,857		$ 11,589		$ 12,251		$ 12,396		$ 12,617		$ 12,798		$ 12,530		$ 11,433		$ 11,857		$ 10,748		$ 11,766		$ 12,218		$ 12,283		$ 13,044		$ 12,462		$ 13,483		$ 13,655		$ 13,408		$ 13,760		$ 14,312		$ 14,830		$ 15,296		$ 15,256		$ 14,378		$ 12,429		$ 14,516		$ 15,569		$ 16,243		$ 17,751		$ 18,003		$ 17,707		$ 17,565		$ 20,587		$ 21,657		$ 22,800		$ 23,346		$ 23,238		$ 23,401		$ 23,343		$ 24,939		$ 25,559		$ 26,241		$ 25,888		$ 27,299		$ 27,908		$ 27,651		$ 24,126		$ 23,551		$ 23,770		$ 20,381		$ 20,848		$ 18,459		$ 20,918		$ 20,187		$ 17,645		$ 18,277		$ 19,510		$ 18,345		$ 19,876		$ 19,678		$ 19,981		$ 18,564		$ 21,146		$ 22,677		$ 24,389		$ 22,164		$ 20,864		$ 18,698		$ 20,986		$ 23,270		$ 24,569		$ 28,573		$ 29,961		$ 27,850		$ 29,427		$ 29,755		$ 29,217		$ 28,657		$ 28,636		$ 26,777		$ 27,804		$ 26,647	$ 27,250	$ 25,175	$ 22,341	$ 21,533	$ 22,822	$ 25,271	$ 26,175	$ 25,577	$ 27,651	$ 30,407	$ 28,820	$ 29,061
Needham Growth Fund | Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																																																																																										Needham Growth Fund Institutional Class
Accumulated Value	$ 100,000	$ 100,000		$ 101,682		$ 103,018		$ 101,889		$ 102,488		$ 104,309		$ 104,286		$ 108,295		$ 107,281		$ 111,567		$ 111,751		$ 112,645		$ 108,885		$ 113,881		$ 108,658		$ 107,901		$ 105,503		$ 111,610		$ 112,947		$ 115,017		$ 116,733		$ 114,310		$ 104,368		$ 108,310		$ 98,183		$ 107,576		$ 111,744		$ 112,390		$ 119,405		$ 114,122		$ 123,544		$ 125,158		$ 122,986		$ 126,244		$ 131,381		$ 136,202		$ 140,534		$ 140,238		$ 132,232		$ 114,382		$ 133,610		$ 143,388		$ 149,623		$ 163,600		$ 165,963		$ 163,305		$ 162,025		$ 189,970		$ 199,902		$ 210,531		$ 215,619		$ 214,679		$ 216,247		$ 215,794		$ 230,640		$ 236,425		$ 242,838		$ 239,666		$ 252,770		$ 258,491		$ 256,228		$ 223,652		$ 218,346		$ 220,498		$ 189,147		$ 193,562		$ 171,449		$ 194,378		$ 187,663		$ 164,140		$ 170,039		$ 181,590		$ 170,799		$ 185,061		$ 183,288		$ 186,193		$ 173,025		$ 197,172		$ 211,547		$ 227,581		$ 206,868		$ 194,795		$ 174,648		$ 196,040		$ 217,432		$ 229,657		$ 267,121		$ 280,176		$ 260,481		$ 275,309		$ 278,516		$ 273,573		$ 268,442		$ 268,367		$ 251,011		$ 260,791		$ 250,074		$ 255,785		$ 236,464		$ 209,908		$ 202,437		$ 214,640		$ 237,794		$ 246,398		$ 240,844		$ 260,478		$ 286,526		$ 271,696		$ 274,049
Needham Aggressive Growth Fund | Retail Class
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																																																																																																							Needham Aggressive Growth Fund Retail Class
Accumulated Value			10,000		9,422		9,571		10,225		10,010		10,041		10,143		10,542		10,731		11,089		11,074		12,109		12,218		12,147		12,312		12,416		12,520		12,492		12,361		12,904		12,750		13,693		13,797		13,826		13,285		13,348		13,106		13,187		12,882		14,034		14,126		14,045		14,448		13,723		12,306		12,281		11,186		12,493		12,990		13,063		13,800		12,606		13,680		14,145		13,541		14,165		14,868		15,316		16,100		16,159		15,575		13,453		15,686		16,914		18,141		20,308		20,626		19,968		19,732		22,869		24,374		25,478		26,288		26,095		26,535		26,937		28,812		28,897		29,568		29,345		31,560		33,334		33,524		29,111		28,359		28,583		25,327		25,071		22,947		26,079		25,674		23,261		24,327		25,533		24,294		26,707		26,938		26,492		24,674		28,194		30,929		33,169		31,384		30,326		28,211		30,632		33,441		34,276		38,151		39,655		37,242		39,936		38,887		39,630		38,358		38,598		36,350		39,887		38,226	39,440	36,945	33,450	33,731	38,548	42,399	43,580	44,878	46,902	49,827	46,787	$ 48,358
Needham Aggressive Growth Fund | Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																																																																																										Needham Aggressive Growth Fund Institutional Class
Accumulated Value	100,000	100,000		99,507		100,897		101,750		102,692		102,512		101,480		105,967		104,756		112,562		113,504		113,792		109,363		109,975		107,996		108,703		106,253		115,771		116,619		116,007		119,399		113,462		101,777		101,621		92,570		103,464		107,637		108,287		114,466		104,602		113,544		117,447		112,515		117,718		123,625		127,456		134,028		134,571		129,808		112,082		130,833		141,142		151,392		169,600		172,434		166,947		165,078		191,506		204,202		213,567		220,418		218,972		222,806		226,263		242,164		243,044		248,763		247,066		265,859		280,937		282,683		245,694		239,451		241,532		214,076		211,995		194,139		220,856		217,500		197,159		206,289		216,694		206,289		226,831		228,979		225,287		209,981		240,055		263,215		282,347		267,310		258,382		240,525		261,335		285,435		292,685		325,914		338,937		318,463		341,555		332,761		339,273		328,465		330,613		311,548		341,958		327,861		338,467		317,120		287,247		289,865		331,284		364,581		374,851		386,196		403,717		429,092		402,983		$ 416,694
Needham Small Cap Growth Fund | Retail Class
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																																																																																																							Needham Small Cap Growth Fund Retail Class
Accumulated Value			10,000		9,614		10,209		10,748		10,563		10,756		10,844		11,407		11,744		12,178		12,002		13,220		13,126		13,220		13,151		13,324		13,367		13,565		14,047		14,313		14,081		14,873		14,925		15,724		14,685		14,900		14,647		14,769		14,469		15,378		15,396		15,256		16,380		16,633		15,275		15,537		13,931		16,065		16,751		16,211		17,413		16,953		17,975		18,076		17,694		18,537		19,851		20,525		21,516		21,552		20,513		18,286		22,201		23,130		24,635		26,849		27,020		27,044		27,081		33,052		36,867		39,968		41,425		39,596		40,082		41,883		44,155		44,426		44,212		42,526		42,540		40,456		40,914		36,980		36,292		36,186		30,311		29,358		26,729		28,652		29,252		25,988		27,523		28,725		28,504		32,164		31,410		30,086		25,672		28,394		29,295		30,417		27,088		26,279		22,675		25,856		30,123		27,566		30,398		31,171		28,615		34,003		32,808		34,739		34,003		33,911		32,201		34,867		33,966	34,628	31,851	27,806	26,537	29,442	32,900	33,764	34,316	36,651	39,667	36,651	$ 37,534
Needham Small Cap Growth Fund | Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																																																																																										Needham Small Cap Growth Fund Institutional Class
Accumulated Value	100,000	100,000		100,787		100,262		101,639		102,033		103,541		107,279		109,377		107,672		113,770		114,164		120,397		112,480		114,191		112,266		113,264		110,982		118,043		118,257		117,187		125,889		127,886		117,472		119,629		107,333		123,813		129,107		125,008		134,401		130,900		138,841		139,695		136,877		143,367		153,613		158,995		166,699		167,163		159,181		141,917		172,361		179,786		191,481		208,838		210,323		210,601		211,065		257,782		287,576		311,973		323,631		309,490		313,376		327,733		345,653		347,920		346,516		333,454		333,778		317,514		321,346		290,691		285,406		284,745		238,499		231,232		210,619		225,946		230,835		205,202		217,358		226,885		225,510		254,507		248,597		238,291		203,385		225,236		231,557		240,627		214,242		208,058		179,474		204,760		238,703		218,639		241,177		247,361		227,297		270,173		260,828		276,219		270,585		270,035		256,568		278,006		270,860		276,219		254,232		221,937		212,043		235,405		263,164		270,173		274,708		293,672		317,996		293,947		$ 301,093
Needham Growth Fund | Retail Class | Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																																																																																																							Russell 3000 Index
Accumulated Value			10,000		9,436		9,433		10,097		10,159		10,341		10,362		10,774		10,801		10,818		10,584		11,058		11,274		11,486		11,913		11,921		12,047		12,171		12,280		12,512		12,536		12,842		13,122		13,521		13,656		14,375		13,846		13,568		13,619		14,004		14,095		14,563		15,074		15,099		13,988		14,268		12,940		14,051		14,545		14,757		15,346		14,353		15,361		15,590		15,272		15,540		15,874		16,478		16,954		16,935		15,549		13,410		15,187		15,999		16,364		17,294		18,546		17,871		17,485		19,613		20,495		20,404		21,042		21,796		22,919		23,024		23,592		23,991		24,675		23,568		25,161		24,778		25,754		24,239		23,628		24,395		22,206		22,176		20,321		22,227		21,397		19,413		21,005		22,102		20,808		22,241		21,721		22,302		22,539		22,627		24,172		25,039		24,555		23,386		22,766		24,888		26,209		26,499		27,933		28,835		27,566		28,868		29,762		30,315		30,975		31,616		31,384		33,471		32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	$ 38,012
Needham Growth Fund | Institutional Class | Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																																																																																										Russell 3000 Index
Accumulated Value	100,000	100,000		101,882		105,671		105,743		106,864		107,958		108,932		110,986		111,200		113,912		116,397		119,932		121,131		127,515		122,815		120,350		120,807		124,218		125,030		129,179		133,716		133,937		124,075		126,560		114,781		124,633		129,017		130,900		136,128		127,318		136,261		138,286		135,467		137,845		140,812		146,165		150,385		150,221		137,922		118,955		134,710		141,914		145,158		153,401		164,514		158,524		155,102		173,971		181,797		180,989		186,646		193,336		203,302		204,230		209,266		212,805		218,874		209,053		223,191		219,793		228,449		215,008		209,592		216,390		196,971		196,707		180,250		197,161		189,803		172,203		186,325		196,050		184,571		197,282		192,671		197,823		199,931		200,709		214,414		222,100		217,813		207,438		201,939		220,769		232,479		235,056		247,779		255,772		244,518		256,071		263,998		268,905		274,759		280,443		278,383		296,902		287,827		296,914		291,224		274,236		272,397		289,663		304,378		311,082		318,281		329,265		336,322		337,245		$ 337,177
Needham Aggressive Growth Fund | Retail Class | Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																																																																																																							Russell 3000 Index
Accumulated Value			10,000		9,436		9,433		10,097		10,159		10,341		10,362		10,774		10,801		10,818		10,584		11,058		11,274		11,486		11,913		11,921		12,047		12,171		12,280		12,512		12,536		12,842		13,122		13,521		13,656		14,375		13,846		13,568		13,619		14,004		14,095		14,563		15,074		15,099		13,988		14,268		12,940		14,051		14,545		14,757		15,346		14,353		15,361		15,590		15,272		15,540		15,874		16,478		16,954		16,935		15,549		13,410		15,187		15,999		16,364		17,294		18,546		17,871		17,485		19,613		20,495		20,404		21,042		21,796		22,919		23,024		23,592		23,991		24,675		23,568		25,161		24,778		25,754		24,239		23,628		24,395		22,206		22,176		20,321		22,227		21,397		19,413		21,005		22,102		20,808		22,241		21,721		22,302		22,539		22,627		24,172		25,039		24,555		23,386		22,766		24,888		26,209		26,499		27,933		28,835		27,566		28,868		29,762		30,315		30,975		31,616		31,384		33,471		32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	$ 38,012
Needham Aggressive Growth Fund | Institutional Class | Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																																																																																										Russell 3000 Index
Accumulated Value	100,000	100,000		101,882		105,671		105,743		106,864		107,958		108,932		110,986		111,200		113,912		116,397		119,932		121,131		127,515		122,815		120,350		120,807		124,218		125,030		129,179		133,716		133,937		124,075		126,560		114,781		124,633		129,017		130,900		136,128		127,318		136,261		138,286		135,467		137,845		140,812		146,165		150,385		150,221		137,922		118,955		134,710		141,914		145,158		153,401		164,514		158,524		155,102		173,971		181,797		180,989		186,646		193,336		203,302		204,230		209,266		212,805		218,874		209,053		223,191		219,793		228,449		215,008		209,592		216,390		196,971		196,707		180,250		197,161		189,803		172,203		186,325		196,050		184,571		197,282		192,671		197,823		199,931		200,709		214,414		222,100		217,813		207,438		201,939		220,769		232,479		235,056		247,779		255,772		244,518		256,071		263,998		268,905		274,759		280,443		278,383		296,902		287,827		296,914		291,224		274,236		272,397		289,663		304,378		311,082		318,281		329,265		336,322		337,245		$ 337,177
Needham Small Cap Growth Fund | Retail Class | Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																																																																																																							Russell 3000 Index
Accumulated Value			10,000		9,436		9,433		10,097		10,159		10,341		10,362		10,774		10,801		10,818		10,584		11,058		11,274		11,486		11,913		11,921		12,047		12,171		12,280		12,512		12,536		12,842		13,122		13,521		13,656		14,375		13,846		13,568		13,619		14,004		14,095		14,563		15,074		15,099		13,988		14,268		12,940		14,051		14,545		14,757		15,346		14,353		15,361		15,590		15,272		15,540		15,874		16,478		16,954		16,935		15,549		13,410		15,187		15,999		16,364		17,294		18,546		17,871		17,485		19,613		20,495		20,404		21,042		21,796		22,919		23,024		23,592		23,991		24,675		23,568		25,161		24,778		25,754		24,239		23,628		24,395		22,206		22,176		20,321		22,227		21,397		19,413		21,005		22,102		20,808		22,241		21,721		22,302		22,539		22,627		24,172		25,039		24,555		23,386		22,766		24,888		26,209		26,499		27,933		28,835		27,566		28,868		29,762		30,315		30,975		31,616		31,384		33,471		32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	$ 38,012
Needham Small Cap Growth Fund | Institutional Class | Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																																																																																										Russell 3000 Index
Accumulated Value	100,000	100,000		101,882		105,671		105,743		106,864		107,958		108,932		110,986		111,200		113,912		116,397		119,932		121,131		127,515		122,815		120,350		120,807		124,218		125,030		129,179		133,716		133,937		124,075		126,560		114,781		124,633		129,017		130,900		136,128		127,318		136,261		138,286		135,467		137,845		140,812		146,165		150,385		150,221		137,922		118,955		134,710		141,914		145,158		153,401		164,514		158,524		155,102		173,971		181,797		180,989		186,646		193,336		203,302		204,230		209,266		212,805		218,874		209,053		223,191		219,793		228,449		215,008		209,592		216,390		196,971		196,707		180,250		197,161		189,803		172,203		186,325		196,050		184,571		197,282		192,671		197,823		199,931		200,709		214,414		222,100		217,813		207,438		201,939		220,769		232,479		235,056		247,779		255,772		244,518		256,071		263,998		268,905		274,759		280,443		278,383		296,902		287,827		296,914		291,224		274,236		272,397		289,663		304,378		311,082		318,281		329,265		336,322		337,245		$ 337,177
Needham Growth Fund | Retail Class | Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																																																																																																							Russell Midcap Growth Index
Accumulated Value			10,000		9,243		9,388		10,058		10,052		10,217		10,215		10,721		10,689		10,684		10,250		10,696		10,733		11,091		11,410		11,473		11,643		11,921		11,956		12,156		12,242		12,588		12,940		13,373		13,445		14,206		13,760		13,737		13,607		14,116		14,171		14,475		15,309		15,244		13,735		14,084		12,806		14,278		15,115		15,319		16,008		15,087		16,146		16,523		16,222		16,038		16,335		17,148		17,348		17,511		16,303		13,872		16,044		17,656		18,070		19,513		20,044		19,763		19,788		22,445		23,522		23,444		23,844		23,389		24,703		24,326		25,979		26,246		27,094		25,781		27,589		26,423		26,516		23,094		22,814		23,180		20,570		19,774		18,296		20,535		19,862		18,176		19,605		20,671		19,431		21,126		20,918		21,206		20,899		20,912		22,528		23,210		22,444		21,351		20,262		22,733		24,457		24,325		26,154		26,779		25,224		25,493		25,919		26,076		26,724		27,614		28,097		31,842		29,863	31,768	29,958	27,736	28,668	31,416	32,785	33,451	33,785	33,696	33,602	32,889	$ 32,448
Needham Growth Fund | Retail Class | S&P MidCap 400® Growth
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																																																																																																							S&P MidCap 400 Growth
Accumulated Value			10,000		9,431		9,564		10,378		10,506		10,748		10,793		11,256		11,312		11,240		10,939		11,815		12,074		12,276		12,598		12,550		12,654		12,593		12,797		12,910		12,711		13,209		13,508		14,005		14,035		14,439		13,799		13,927		13,891		14,464		14,525		14,781		15,253		15,086		13,646		14,072		12,480		13,785		14,369		14,288		14,862		13,677		14,723		14,898		14,273		14,710		14,876		15,319		15,749		15,338		13,882		11,072		12,642		13,566		13,737		14,370		14,875		14,392		14,705		16,804		17,900		18,170		19,405		20,312		21,226		21,268		21,050		21,123		21,534		20,679		21,896		21,253		22,332		20,722		20,953		21,243		19,734		19,881		17,969		19,918		19,300		17,526		19,369		20,554		19,416		21,208		20,823		20,155		19,997		19,359		21,132		22,004		21,368		20,245		19,164		20,794		22,607		22,220		23,540		24,857		23,361		24,386		24,001		25,394		25,374		25,668		25,486		27,732		25,756	26,747	25,585	24,185	23,640	24,916	25,808	26,226	27,116	27,240	27,113	27,668	$ 27,688
Needham Growth Fund | Institutional Class | Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																																																																																										Russell Midcap Growth Index
Accumulated Value	100,000	100,000		103,334		106,305		106,894		108,480		111,071		111,400		113,261		114,060		117,285		120,567		124,597		125,268		132,355		128,201		127,992		126,783		131,525		132,033		134,867		142,641		142,034		127,969		131,224		119,317		133,028		140,828		142,728		149,147		140,566		150,438		153,950		151,146		149,425		152,195		159,767		161,638		163,151		151,900		129,246		149,485		164,501		168,357		181,807		186,753		184,138		184,364		209,127		219,160		218,428		222,158		217,921		230,165		226,648		242,049		244,542		252,436		240,210		257,052		246,191		247,055		215,174		212,562		215,975		191,656		184,237		170,465		191,326		185,059		169,352		182,662		192,599		181,039		196,837		194,894		197,579		194,717		194,837		209,897		216,248		209,118		198,932		188,781		211,811		227,869		226,641		243,681		249,508		235,018		237,523		241,491		242,954		248,991		257,287		261,782		296,674		278,235		295,986		279,120		258,424		267,104		292,711		305,462		311,667		314,785		313,951		313,074		306,432		$ 302,321
Needham Growth Fund | Institutional Class | S&P MidCap 400® Growth
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																																																																																										S&P MidCap 400 Growth
Accumulated Value	100,000	100,000		101,677		104,344		103,940		104,809		104,299		105,988		106,922		105,281		109,403		111,878		115,991		116,244		119,585		114,285		115,346		115,047		119,794		120,298		122,421		126,332		124,947		113,020		116,549		103,360		114,172		119,012		118,335		123,093		113,281		121,938		123,388		118,213		121,833		123,210		126,876		130,440		127,034		114,976		91,698		104,703		112,362		113,774		119,020		123,202		119,202		121,793		139,180		148,257		150,487		160,723		168,228		175,802		176,147		174,343		174,945		178,353		171,272		181,353		176,026		184,966		171,630		173,542		175,945		163,440		164,663		148,822		164,969		159,852		145,155		160,424		170,240		160,808		175,648		172,465		166,929		165,622		160,339		175,027		182,248		176,977		167,674		158,724		172,227		187,240		184,036		194,966		205,877		193,484		201,976		198,784		210,324		210,159		212,588		211,087		229,684		213,320		221,532		211,903		200,308		195,796		206,364		213,750		217,212		224,584		225,612		224,557		229,157		$ 229,322
Needham Aggressive Growth Fund | Retail Class | Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																																																																																																							Russell 2000 Growth Index
Accumulated Value			10,000		8,917		8,853		9,532		9,627		9,886		9,841		10,484		10,596		10,748		10,080		10,982		11,132		11,313		11,590		11,727		11,943		11,835		12,242		12,346		12,332		13,003		13,205		13,584		13,599		14,129		13,727		13,912		13,926		14,802		14,918		15,175		16,119		15,742		13,750		13,965		12,334		13,758		14,646		14,448		14,888		13,784		14,845		14,990		14,343		14,226		14,630		15,492		15,847		15,672		14,541		11,764		13,516		14,793		15,362		15,889		16,822		16,461		16,586		19,511		21,335		22,363		23,102		22,375		22,863		22,210		23,251		22,404		22,812		21,937		22,964		21,843		21,939		18,999		19,082		19,169		16,817		16,500		15,478		17,211		17,049		15,516		16,988		17,265		16,157		17,764		17,571		17,138		16,939		16,942		18,347		19,204		18,205		17,004		15,692		17,121		19,171		18,556		20,064		20,625		19,037		20,056		20,023		21,662		21,422		21,707		21,419		24,045		22,077	22,775	21,233	19,623	19,497	20,749	21,971	22,345	23,666	24,650	25,447	25,273	$ 24,949
Needham Aggressive Growth Fund | Institutional Class | Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																																																																																										Russell 2000 Growth Index
Accumulated Value	100,000	100,000		101,624		104,116		105,349		107,289		106,313		109,972		110,908		110,779		116,811		118,621		122,026		122,167		126,929		123,315		124,976		125,098		132,974		134,015		136,319		144,806		141,417		123,522		125,455		110,795		123,590		131,572		129,791		133,744		123,821		133,358		134,661		128,850		127,793		131,429		139,165		142,354		140,786		130,622		105,676		121,416		132,890		137,997		142,739		151,112		147,875		148,998		175,272		191,654		200,895		207,528		200,998		205,380		199,515		208,872		201,264		204,922		197,065		206,293		196,218		197,087		170,672		171,417		172,200		151,073		148,220		139,044		154,612		153,159		139,381		152,611		155,096		145,140		159,577		157,849		153,954		152,165		152,193		164,812		172,517		163,537		152,750		140,969		153,803		172,221		166,698		180,238		185,278		171,012		180,170		179,870		194,594		192,440		194,997		192,410		216,002		198,320		204,590		190,740		176,275		175,147		186,391		197,367		200,729		212,601		221,434		228,598		227,034		$ 224,127
Needham Small Cap Growth Fund | Retail Class | Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																																																																																																							Russell 2000 Growth Index
Accumulated Value			$ 10,000		$ 8,917		$ 8,853		$ 9,532		$ 9,627		$ 9,886		$ 9,841		$ 10,484		$ 10,596		$ 10,748		$ 10,080		$ 10,982		$ 11,132		$ 11,313		$ 11,590		$ 11,727		$ 11,943		$ 11,835		$ 12,242		$ 12,346		$ 12,332		$ 13,003		$ 13,205		$ 13,584		$ 13,599		$ 14,129		$ 13,727		$ 13,912		$ 13,926		$ 14,802		$ 14,918		$ 15,175		$ 16,119		$ 15,742		$ 13,750		$ 13,965		$ 12,334		$ 13,758		$ 14,646		$ 14,448		$ 14,888		$ 13,784		$ 14,845		$ 14,990		$ 14,343		$ 14,226		$ 14,630		$ 15,492		$ 15,847		$ 15,672		$ 14,541		$ 11,764		$ 13,516		$ 14,793		$ 15,362		$ 15,889		$ 16,822		$ 16,461		$ 16,586		$ 19,511		$ 21,335		$ 22,363		$ 23,102		$ 22,375		$ 22,863		$ 22,210		$ 23,251		$ 22,404		$ 22,812		$ 21,937		$ 22,964		$ 21,843		$ 21,939		$ 18,999		$ 19,082		$ 19,169		$ 16,817		$ 16,500		$ 15,478		$ 17,211		$ 17,049		$ 15,516		$ 16,988		$ 17,265		$ 16,157		$ 17,764		$ 17,571		$ 17,138		$ 16,939		$ 16,942		$ 18,347		$ 19,204		$ 18,205		$ 17,004		$ 15,692		$ 17,121		$ 19,171		$ 18,556		$ 20,064		$ 20,625		$ 19,037		$ 20,056		$ 20,023		$ 21,662		$ 21,422		$ 21,707		$ 21,419		$ 24,045		$ 22,077	$ 22,775	$ 21,233	$ 19,623	$ 19,497	$ 20,749	$ 21,971	$ 22,345	$ 23,666	$ 24,650	$ 25,447	$ 25,273	$ 24,949
Needham Small Cap Growth Fund | Institutional Class | Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																																																																																										Russell 2000 Growth Index
Accumulated Value	$ 100,000	$ 100,000		$ 101,624		$ 104,116		$ 105,349		$ 107,289		$ 106,313		$ 109,972		$ 110,908		$ 110,779		$ 116,811		$ 118,621		$ 122,026		$ 122,167		$ 126,929		$ 123,315		$ 124,976		$ 125,098		$ 132,974		$ 134,015		$ 136,319		$ 144,806		$ 141,417		$ 123,522		$ 125,455		$ 110,795		$ 123,590		$ 131,572		$ 129,791		$ 133,744		$ 123,821		$ 133,358		$ 134,661		$ 128,850		$ 127,793		$ 131,429		$ 139,165		$ 142,354		$ 140,786		$ 130,622		$ 105,676		$ 121,416		$ 132,890		$ 137,997		$ 142,739		$ 151,112		$ 147,875		$ 148,998		$ 175,272		$ 191,654		$ 200,895		$ 207,528		$ 200,998		$ 205,380		$ 199,515		$ 208,872		$ 201,264		$ 204,922		$ 197,065		$ 206,293		$ 196,218		$ 197,087		$ 170,672		$ 171,417		$ 172,200		$ 151,073		$ 148,220		$ 139,044		$ 154,612		$ 153,159		$ 139,381		$ 152,611		$ 155,096		$ 145,140		$ 159,577		$ 157,849		$ 153,954		$ 152,165		$ 152,193		$ 164,812		$ 172,517		$ 163,537		$ 152,750		$ 140,969		$ 153,803		$ 172,221		$ 166,698		$ 180,238		$ 185,278		$ 171,012		$ 180,170		$ 179,870		$ 194,594		$ 192,440		$ 194,997		$ 192,410		$ 216,002		$ 198,320		$ 204,590		$ 190,740		$ 176,275		$ 175,147		$ 186,391		$ 197,367		$ 200,729		$ 212,601		$ 221,434		$ 228,598		$ 227,034		$ 224,127